Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Segment Information [Abstract]
Schedule of Reportable Segments	The Company generated revenue and gross profit by segment as follows:
	Three Months Ended		Nine Months Ended
	September 28, 2024	September 30, 2023	September 28, 2024	September 30, 2023
Commercial Staffing – US	$19,172	$23,714	$58,970	$71,106
Professional Staffing – US	26,926	25,823	72,749	74,670
Total Revenue	$46,098	$49,537	$131,719	$145,776

Commercial Staffing – US	$3,127	$5,185	$9,417	$13,293
Professional Staffing – US	3,035	2,478	7,870	8,883
Total Gross Profit	$6,162	$7,663	$17,287	$22,176

Selling, general and administrative expenses	$(6,996)	$(8,641)	$(20,023)	$(24,110)
Depreciation and amortization	(474)	(513)	(1,427)	(1,388)
Interest expense and amortization of debt discount and deferred financing costs	(574)	(1,316)	(3,301)	(3,658)
Discontinued Operations	—	(1,190)	901	(2,879)
Other loss income, net	(911)	(237)	(656)	(63)
Loss Before Provision for Income Tax	$(2,793)	$(4,234)	$(7,219)	$(9,922)
The Company has two reportable segments: Commercial — US and Professional — US.
	Twelve Months Ended
	December 30, 2023	December 31, 2022
Commercial Staffing – US	$91,874	$108,205
Professional Staffing – US	99,002	76,679
Total Revenue	$190,876	$184,884

Commercial Staffing – US	$16,805	$19,182
Professional Staffing – US	11,724	13,567
Total Gross Profit	$28,529	$32,749

Selling, general and administrative expenses	$(38,214)	$(32,556)
Depreciation and amortization	(1,901)	(1,959)
Interest expense and amortization of debt discount and deferred financing costs	(5,461)	(3,680)
Loss on discontinued operations	(9,014)	(12,496)
Other (losss) income, net	324	726
(Loss) Income Before Provision for Income Tax	$(25,737)	$(17,216)

Schedule of Disaggregates Revenues by Segments	The following table disaggregates revenues by segments:
	Quarter Ended September 28, 2024
	Commercial Staffing – US	Professional Staffing – US	Total
Permanent Revenue	$107	$315	$422
Temporary Revenue	19,065	26,611	45,676
Total Revenue	$19,172	$26,926	$46,098
	Quarter Ended September 30, 2023
	Commercial Staffing – US	Professional Staffing – US	Total
Permanent Revenue	$24	$162	$186
Temporary Revenue	23,690	25,661	49,351
Total Revenue	$23,714	$25,823	$49,537
	Nine Months Ended September 28, 2024
	Commercial Staffing – US	Professional Staffing – US	Total
Permanent Revenue	$213	$584	$797
Temporary Revenue	58,757	72,165	130,922
Total	$58,970	$72,749	$131,719
	Nine Months Ended September 30, 2023
	Commercial Staffing – US	Professional Staffing – US	Total
Permanent Revenue	$194	$719	$913
Temporary Revenue	70,912	73,951	144,863
Total	$71,106	$74,670	$145,776